Schedule of Restricted Share Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of shares, Unvested, beginning balance	400,757		201,273
Weighted average grant date fair value per share, Unvested, beginning balance	$ 5.22		$ 8.33
Number of shares, Granted	140,762	[1]	277,726	[2],[3]
Weighted average grant date fair value per share, Granted	$ 7.53	[1]	$ 3.83	[2],[3]
Number of shares, Vested	(159,169)		(76,213)
Weighted average grant date fair value per share, Vested	$ 5.18		$ 8.00
Number of shares, Forfeited	(50,141)		(2,029)
Weighted average grant date fair value per share, Forfeited	$ 4.98		$ 17.50
Number of shares, Unvested, ending balance	332,209		400,757
Weighted average grant date fair value per share, Unvested, ending balance	$ 6.26		$ 5.22

[1]	On October 14, 2025, the Company granted 140,762 RSUs to executives and employees of the Company, which vest in one-third increments on October 14, 2026, June 30 of 2027 and 2028. The vesting of these RSUs resulted in stock-based compensation of $108,970 for the year ended December 31, 2025, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On January 29, 2024, the Company granted 19,216 RSUs to executives and employees of the Company, which vest on January 29, 2025. The vesting of these RSUs resulted in stock-based compensation of $50,000 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On March 13, 2024, the Company granted 258,513 RSUs to executives and employees of the Company, which vest in one-third increments on March 31 of 2025, 2026 and 2027. The vesting of these RSUs resulted in stock-based compensation of $361,690 for the year ended December 31, 2024, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.